ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS - Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance (Details) - GBP (£)
£ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	£ 3,021	£ 1,682
On-balance sheet:
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	55,319	54,655
On-balance sheet: | Cash and balances at central banks
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	1,580	1,480
On-balance sheet: | Loans and advances to banks
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	139	191
On-balance sheet: | Loans and advances to customers | Securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	32,721	27,088
On-balance sheet: | Loans and advances to customers | Other
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	14,846	20,699
On-balance sheet: | Other financial assets at amortised cost
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	1,529	14
On-balance sheet: | Financial assets at fair value through other comprehensive income
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	4,504	5,183
Off-balance sheet
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	£ 9,564	£ 10,185